Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Tenant and other receivables, allowance for doubtful accounts (in US dollars)	$ 12,210	$ 14,519
Receivable arising from the straight-lining of rents, allowance (in US dollars)	3,188	4,355
Deferred leasing and financing costs, accumulated amortization (in US dollars)	281,109	242,068
Identified intangible assets, accumulated amortization (in US dollars)	$ 199,821	$ 252,121
Capital Unit, Class A [Member]
LIABILITIES, REDEEMABLE PARTNERSHIP UNITS AND EQUITY
Outstanding Partnership Units held by Third Parties (in units)	11,356,550	11,292,038
Cumulative Redeemable Preferred Unit [Member]
LIABILITIES, REDEEMABLE PARTNERSHIP UNITS AND EQUITY
Outstanding Partnership Units held by Third Parties (in units)	1	1